Balance Sheet Components - Schedule of accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Sales and VAT tax payables	$ 5,817	$ 1,538
Accrued interest	2,786	0
Contingent consideration	783
Note payable due seller	2,153	0
Royalty liabilities	1,074	0
Other	2,109	920
Other accrued expenses	$ 14,722	$ 2,458